Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

September 30, 2021

Shares/Principal/ Contract Amounts		Value
Common Stocks– 30.2%
Aerospace & Defense – 0.2%
Howmet Aerospace Inc	4,753	$148,294
Airlines – 0.4%
Delta Air Lines Inc*	4,453	189,742
Southwest Airlines Co*	1,030	52,973
		242,715
Automobiles – 0.4%
General Motors Co*	4,049	213,423
Banks – 1.3%
Bank of Montreal	637	63,528
Bank of Nova Scotia	2,077	127,798
HSBC Holdings PLC (ADR)	10,436	272,901
ICICI Bank Ltd (ADR)	6,511	122,863
JPMorgan Chase & Co	1,044	170,892
		757,982
Beverages – 0.4%
Molson Coors Beverage Co	2,712	125,783
Monster Beverage Corp*	1,314	116,723
		242,506
Biotechnology – 0.3%
BioNTech SE*	334	91,179
Vertex Pharmaceuticals Inc*	650	117,904
		209,083
Building Products – 0.5%
Carrier Global Corp	2,232	115,528
Masco Corp	2,812	156,207
		271,735
Capital Markets – 0.7%
Apollo Global Management Inc	2,632	162,105
Goldman Sachs Group Inc	107	40,449
MSCI Inc	310	188,585
		391,139
Chemicals – 0.3%
Corteva Inc	1,453	61,142
Ecolab Inc	572	119,331
		180,473
Communications Equipment – 0.4%
Cisco Systems Inc	3,070	167,100
Telefonaktiebolaget LM Ericsson (ADR)	5,370	60,144
		227,244
Consumer Finance – 0.3%
Ally Financial Inc	2,441	124,613
American Express Co	320	53,610
		178,223
Containers & Packaging – 0.1%
Amcor PLC	5,054	58,576
Diversified Consumer Services – 0.2%
Service Corp International/US	2,044	123,171
Diversified Financial Services – 0.3%
Berkshire Hathaway Inc*	589	160,762
Diversified Telecommunication Services – 0.4%
AT&T Inc	4,738	127,973
Verizon Communications Inc	2,346	126,707
		254,680
Electric Utilities – 1.0%
American Electric Power Co Inc	710	57,638
Entergy Corp	1,143	113,511
NextEra Energy Inc	1,503	118,016
Pinnacle West Capital Corp	1,648	119,249
PPL Corp	4,353	121,362
Xcel Energy Inc	960	60,000
		589,776
Electrical Equipment – 0.2%
Abb Ltd (ADR)	3,459	115,392
Entertainment – 2.7%
Netflix Inc*	135	82,396
Walt Disney Co*	3,400	575,178

Shares/Principal/ Contract Amounts		Value
Common Stocks– (continued)
Entertainment– (continued)
World Wrestling Entertainment Inc	17,099	$961,990
		1,619,564
Equity Real Estate Investment Trusts (REITs) – 2.1%
Equinix Inc	205	161,977
Medical Properties Trust Inc	6,118	122,788
Mid-America Apartment Communities Inc	675	126,056
National Retail Properties Inc	2,705	116,829
Omega Healthcare Investors Inc	3,792	113,608
Public Storage	392	116,463
Realty Income Corp	1,776	115,191
SBA Communications Corp	517	170,905
VICI Properties Inc	4,102	116,538
WP Carey Inc	817	59,674
		1,220,029
Food & Staples Retailing – 0.3%
Walmart Inc	1,117	155,687
Food Products – 0.8%
Archer-Daniels-Midland Co	1,080	64,811
Campbell Soup Co	1,519	63,509
Hershey Co	361	61,099
JM Smucker Co	1,028	123,391
Kellogg Co	2,035	130,077
Mondelez International Inc	1,033	60,100
		502,987
Health Care Equipment & Supplies – 0.7%
ABIOMED Inc*	526	171,224
Intuitive Surgical Inc*	121	120,292
Zimmer Biomet Holdings Inc	852	124,699
		416,215
Health Care Providers & Services – 0.1%
Quest Diagnostics Inc	419	60,885
Health Care Technology – 0.2%
Cerner Corp	1,694	119,461
Hotels, Restaurants & Leisure – 2.3%
Caesars Entertainment Inc*	1,443	162,020
Carnival Corp*	7,603	190,151
Las Vegas Sands Corp*	5,559	203,459
MGM Resorts International	5,856	252,686
Norwegian Cruise Line Holdings Ltd*	13,206	352,732
Vail Resorts Inc*	516	172,370
		1,333,418
Household Durables – 0.2%
Hovnanian Enterprises Inc - Class A*	346	33,351
Lennar Corp	121	11,335
Roku Inc*	267	83,664
		128,350
Household Products – 0.6%
Clorox Co	1,673	277,066
Colgate-Palmolive Co	822	62,127
		339,193
Insurance – 0.7%
Fidelity National Financial Inc	2,639	119,652
Manulife Financial Corp	14,888	286,445
		406,097
Interactive Media & Services – 0.8%
Alphabet Inc - Class C*	25	66,633
Facebook Inc*	1,138	386,226
		452,859
Internet & Direct Marketing Retail – 0.3%
Amazon.com Inc*	48	157,682
Machinery – 1.4%
Caterpillar Inc	756	145,129
Dover Corp	740	115,070
Fortive Corp	1,744	123,074
Illinois Tool Works Inc	556	114,886
Otis Worldwide Corp	1,396	114,863
PACCAR Inc	1,559	123,036
Stanley Black & Decker Inc	671	117,633
		853,691
Media – 0.1%
Omnicom Group Inc	885	64,127
Mortgage Real Estate Investment Trusts (REITs) – 0.4%
Annaly Capital Management Inc	14,779	124,439

Shares/Principal/ Contract Amounts		Value
Common Stocks– (continued)
Mortgage Real Estate Investment Trusts (REITs)– (continued)
Starwood Property Trust Inc	4,966	$121,220
		245,659
Multiline Retail – 0.5%
Dollar Tree Inc*	1,427	136,592
Target Corp	676	154,649
		291,241
Multi-Utilities – 0.3%
Consolidated Edison Inc	842	61,121
NiSource Inc	5,121	124,082
		185,203
Oil, Gas & Consumable Fuels – 0.5%
TC Energy Corp	1,350	64,922
TotalEnergies SE (ADR)	1,460	69,978
Williams Cos Inc	5,234	135,770
		270,670
Personal Products – 0.1%
Unilever PLC (ADR)	1,149	62,299
Pharmaceuticals – 1.1%
Bristol-Myers Squibb Co	939	55,561
GlaxoSmithKline PLC (ADR)	3,134	119,750
Novartis AG (ADR)	702	57,410
Novo Nordisk A/S (ADR)	639	61,350
Pfizer Inc	1,405	60,429
Royalty Pharma PLC - Class A	1,664	60,137
Sanofi (ADR)	2,451	118,163
Takeda Pharmaceutical Co Ltd (ADR)#	7,594	124,390
		657,190
Professional Services – 0.5%
Leidos Holdings Inc	2,930	281,661
Road & Rail – 0.5%
Canadian Pacific Railway Ltd	1,785	116,150
Old Dominion Freight Line Inc	639	182,741
		298,891
Semiconductor & Semiconductor Equipment – 0.8%
Analog Devices Inc	794	132,979
Micron Technology Inc	2,039	144,728
NVIDIA Corp	836	173,186
		450,893
Software – 0.9%
Microsoft Corp	251	70,762
Nuance Communications Inc*	1,167	64,232
Oracle Corp	2,083	181,492
Palo Alto Networks Inc*	449	215,071
		531,557
Technology Hardware, Storage & Peripherals – 0.8%
Apple Inc	3,438	486,477
Textiles, Apparel & Luxury Goods – 2.0%
NIKE Inc - Class B	8,009	1,163,147
Tobacco – 0.5%
Altria Group Inc	3,426	155,952
Philip Morris International Inc	1,245	118,014
		273,966
Water Utilities – 0.5%
American Water Works Co Inc	1,762	297,849
Wireless Telecommunication Services – 0.1%
Vodafone Group PLC (ADR)	3,805	58,787
Total Common Stocks (cost $16,600,207)		17,750,909
Investment Companies– 55.9%
Exchange-Traded Funds (ETFs) – 55.9%
Energy Select Sector SPDR Fund	7,984	415,887
Financial Select Sector SPDR Fund	3,009	112,928
Industrial Select Sector SPDR Fund	2,427	237,458
Invesco QQQ Trust Series 1#	9,428	3,374,847
iShares 20+ Year Treasury Bond#	17,135	2,472,923
iShares 7-10 Year Treasury Bond#	16,752	1,930,165
iShares Agency Bond	10,715	1,269,513
iShares iBoxx $ Investment Grade Corporate Bond#	18,078	2,404,916
iShares MSCI Canada	3,359	121,932
iShares MSCI Hong Kong#	3,171	76,041
Materials Select Sector SPDR Fund	7,720	610,729
Nomura - TOPIX	62,239	1,177,028
SPDR S&P Homebuilders#	704	50,519
Vanguard FTSE All-World ex-US	55,770	3,399,739

Shares/Principal/ Contract Amounts		Value
Investment Companies– (continued)
Exchange-Traded Funds (ETFs)– (continued)
Vanguard FTSE Emerging Markets	36,887	$1,844,719
Vanguard FTSE Europe	20,486	1,344,086
Vanguard FTSE Pacific	15,683	1,270,950
Vanguard Growth	1,909	553,935
Vanguard Health Care#	478	118,142
Vanguard High Dividend Yield	2,398	247,833
Vanguard Industrials Index Fund#	918	172,483
Vanguard International High Dividend Yield#	6,691	441,941
Vanguard Mid-Cap#	2,683	635,227
Vanguard Mortgage-Backed Securities#	27,546	1,467,926
Vanguard S&P 500	348	137,251
Vanguard Small-Cap#	6,112	1,336,511
Vanguard Total International Bond#	95,618	5,446,421
WisdomTree Japan Hedged Equity Fund#	1,878	118,614
Xtrackers Harvest CSI 300 China A-Shares Fund#	1,612	61,433
Total Investment Companies (cost $31,761,607)		32,852,097
Commercial Paper– 8.9%
Edison International, 0%, 10/13/21 (Section 4(2))◊	$300,000	299,977
Edison International, 0%, 10/15/21 (Section 4(2))◊	500,000	499,956
Harley-Davidson Financial Services Inc, 0%, 11/4/21 (Section 4(2))◊	600,000	599,819
International Flavors & Fragrances Inc, 0%, 12/21/21 (Section 4(2))◊	2,850,000	2,848,734
Romulus Funding Corp, 0%, 10/18/21 (Section 4(2))◊	1,000,000	999,729
Total Commercial Paper (cost $5,247,404)		5,248,215
Investments Purchased with Cash Collateral from Securities Lending– 15.8%
Investment Companies – 12.6%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	7,451,990	7,451,990
Time Deposits – 3.2%
Royal Bank of Canada, 0.0400%, 10/1/21	$1,862,997	1,862,997
Total Investments Purchased with Cash Collateral from Securities Lending (cost $9,314,987)		9,314,987
OTC Purchased Options – Puts– 0.2%
Counterparty/Reference AssetCounterparty/Reference Asset
Goldman Sachs:
SPDR S&P 500,
Notional amount $(3,036,040), premiums paid $114,275, unrealized appreciation $8,281, exercise price $433.00, expires 12/17/21*	70	122,556
Total Investments (total cost $63,038,480) – 111.0%		65,288,764
Liabilities, net of Cash, Receivables and Other Assets – (11.0)%		(6,454,724)
Net Assets – 100%		$58,834,040

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$61,740,267	94.6%
Japan	1,420,032	2.2
Canada	780,775	1.2
United Kingdom	513,737	0.8
France	188,141	0.3
Switzerland	172,802	0.2
India	122,863	0.2
Germany	91,179	0.1
Hong Kong	76,041	0.1
China	61,433	0.1
Denmark	61,350	0.1
Sweden	60,144	0.1

Total	$65,288,764	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/21
Investments Purchased with Cash Collateral from Securities Lending - 12.6%
Investment Companies - 12.6%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	$13,691∆	$-	$-	$7,451,990

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 9/30/21
Investments Purchased with Cash Collateral from Securities Lending - 12.6%
Investment Companies - 12.6%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	8,672,122	45,134,351	(46,354,483)	7,451,990

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
British Pound	10/28/21	(73,000)	$101,479	$3,131
Japanese Yen	10/28/21	(66,734,000)	607,196	7,384
Total				$10,515

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Purchased:
TOPIX Index	9	12/10/21	$1,642,209	$(16,314)
Futures Sold:
10 Year US Treasury Note	5	12/31/21	(658,047)	7,109
5 Year US Treasury Note	2	1/5/22	(245,484)	1,266
S&P 500 E-Mini	16	12/17/21	(3,438,200)	129,000
Total - Futures Sold				137,375
Total				$121,061

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price	Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value

Written Put Options:

Goldman Sachs:

SPDR S&P 500	70	412.00	USD	12/17/21	$3,036,040	$73,185	$(1,437)	$(74,622)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2021

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 448,875
Forward foreign currency exchange contracts, sold	1,153,306
Futures contracts, purchased	1,596,710
Futures contracts, sold	4,411,438
Purchased options contracts, put	32,269
Written options contracts, put	19,057

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company
SPDR	Standard & Poor's Depositary Receipt

4(2)

Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the period ended September 30, 2021 is $5,248,215, which represents 8.9% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2021.

#	Loaned security; a portion of the security is on loan at September 30, 2021.

◊	Zero coupon bond.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$17,750,909	$-	$-
Investment Companies	31,675,069	1,177,028	-
Commercial Paper	-	5,248,215	-
Investments Purchased with Cash Collateral from Securities Lending	-	9,314,987	-
OTC Purchased Options – Puts	-	122,556	-
Total Investments in Securities	$49,425,978	$15,862,786	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	10,515	-
Variation Margin Receivable on Futures Contracts	41,600	-	-
Total Assets	$49,467,578	$15,873,301	$-
Liabilities
Other Financial Instruments(a):
Options Written, at Value	$-	$74,622	$-
Variation Margin Payable on Futures Contracts	7,750	-	-
Total Liabilities	$7,750	$74,622	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70256 11-21